Average Annual Total Returns		12 Months Ended	21 Months Ended	51 Months Ended	60 Months Ended	67 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
AllianzIM U.S. Equity Buffer10 Apr ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.68%			9.74%	10.45%
AllianzIM U.S. Equity Buffer10 Apr ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.68%			9.74%	10.18%
AllianzIM U.S. Equity Buffer10 Apr ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.55%			7.72%	8.23%
AllianzIM U.S. Equity Buffer20 Apr ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.04%			6.38%	6.63%
AllianzIM U.S. Equity Buffer20 Apr ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.04%			6.38%	6.48%
AllianzIM U.S. Equity Buffer20 Apr ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.58%			5.00%	5.17%
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.94%		8.01%
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.94%		8.01%
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.11%		6.28%
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.18%	7.54%
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.18%	7.54%
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.88%	5.78%
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.93%	11.49%
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.93%	11.49%
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.47%	8.84%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.39%			12.75%	15.68%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(2)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.39%			12.75%	15.68%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(3)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	16.39%		11.51%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(4)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	16.39%	16.20%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(5)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	16.39%	16.20%

[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[2]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[3]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[4]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[5]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.